INVENTORIES - Cost of goods (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Amount of inventories recognized as an expense	₽ 43,440	₽ 44,026	₽ 36,568
Inventory obsolescence provision	2,692	2,159	865
Reversal of obsolescence provision	(509)	(611)	(878)
Total cost of goods	₽ 45,623	₽ 45,574	₽ 36,555